INCOME TAXES (Deferred Income Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	Jun. 26, 2019	Jun. 27, 2018
Deferred income tax assets:
Leasing transactions	$ 25.3	$ 22.7
Stock-based compensation	9.9	9.1
Restructure charges and impairments	3.0	2.4
Insurance reserves	11.5	12.1
Employee benefits plans	0.0	0.1
Gift cards	12.3	15.1
Net operating losses	3.7	6.1
Federal credit carryover	9.0	10.7
State credit carryover	2.6	3.5
Deferred gain on sale leaseback transactions	68.6	0.0
Other, net	11.2	3.8
Less: Valuation allowance	(5.5)	(6.1)
Total deferred income tax assets	151.6	79.5
Deferred income tax liabilities:
Prepaid expenses	13.6	13.5
Goodwill and other amortization	20.6	20.3
Depreciation and capitalized interest on property and equipment	4.3	11.1
Other, net	1.1	1.0
Total deferred income tax liabilities	39.6	45.9
Deferred income taxes, net	$ 112.0	$ 33.6